Concentration And Risks	6 Months Ended
Jun. 30, 2026
Concentration And Risks [Abstract]
CONCENTRATION AND RISKS
3.	CONCENTRATION AND RISKS

Concentration of customers

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025
Percentage of revenue contributed by
Customer A	*	14.52%
Customer B	51.61%	*
Customer C	10.44%	10.81%

*	Less than 10%

Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivables, amounts due from related parties, short-term investments, derivative assets, digital assets and digital assets receivable from a related party. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheets dates.

Cash deposited in the banks

As of June 30, 2026 and December 31, 2025, majority of the Group’s cash and cash equivalents and restricted cash were held at major financial institutions which the management believes are of high credit quality. There has been no recent history of default in relation to these financial institutions.

Accounts receivables

Accounts receivables are typically unsecured and are mainly derived from revenues earned from customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring processes of outstanding balances. The Group has a receivables management process that facilitates initial and ongoing analysis of customer creditworthiness individually. This analysis comprises payment frequency and timeliness, payment method and payment amount. For customers with relatively short history, the Group limits its exposure to credit risk by collecting deposits from these customers, which will be used to offset against outstanding trade receivables in case of default.

Short-term investments

The Group’s short-term investments comprise an investment in a private fund that invests primarily in debt securities. The Group’s exposure to credit risk in respect of these investments arises principally from the potential default of the issuers of the underlying debt securities held by the fund. The Group manages this exposure by monitoring the credit quality and composition of the fund’s underlying portfolio on an ongoing basis.

Derivative instruments

The Group’s derivative assets arise from power-related contracts that are net settled with energy trading counterparties under industry-standard master agreements. The Group is exposed to credit risk to the extent that a counterparty fails to perform under a contract that is in an asset position, and the maximum exposure to credit risk is the carrying amount of the derivative assets as of the balance sheet dates. The Group manages this exposure by transacting only with counterparties whose creditworthiness it has assessed and which management believes are of high credit quality, by monitoring its net exposure to each counterparty on an ongoing basis, and through the payment netting and credit support provisions of the relevant master agreements. As of June 30, 2026, the Group’s derivative assets were concentrated with a small number of counterparties.

Digital assets held in custody

As of June 30, 2026 and December 31, 2025, substantially all of the Group’s digital assets are stored in wallets held in the custody of Matrix Finance and Technologies Holding Company (“Matrixport Group”, rebranded as the “BIT Group”), a related party. To limit exposure to credit risk relating to digital assets under custody, the Group evaluates the system security design of the custody service provider and regularly reviews the exposure of digital assets held in custody. The Group has further implemented internal controls to ensure the appropriate access to the digital assets under custody. The Group expects that there is no significant credit risk from non-performance by BIT Group.

In addition to digital assets held in custody, as of June 30, 2026 and December 31, 2025, the Group had digital assets receivable from BIT Group, representing digital assets transferred to BIT Group as collateral in connection with drawdowns under the Group’s borrowing facilities, and other amounts due from related parties. These balances represent contractual claims on BIT Group rather than digital assets held on the Group’s behalf, and together with the digital assets held in custody they constitute a significant concentration of credit risk with a single counterparty. The Group monitors its aggregate exposure to BIT Group on an ongoing basis, taking into account BIT Group’s financial position and its history of settling amounts owed to the Group. The digital assets receivable is measured at fair value with changes in fair value recognized in net income and is accordingly not subject to the expected credit loss model; the Group has not recognized any allowance for expected credit losses against the amounts due from related parties as of June 30, 2026 and December 31, 2025.

However, Bitcoin and other blockchain-based digital assets have been, and may in the future be, subject to security breaches, cyberattacks, or other malicious activities. A successful security breach or cyberattack could result in a partial or total loss of the Group’s digital assets and such a loss could have a material adverse effect on the Group’s financial condition and results of operations.